Fair Value Of Financial Instruments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value Of Financial Instruments [Abstract]
Customers' advances for construction	$ 66,198	$ 65,250
Long-term debt discontinued operations	40,662	40,932
Fair value of long-term debt discontinued operations	$ 43,068	$ 40,612